INVESTMENTS, Balance of Investments, by Maturity Groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 4,197,559	S/ 5,919,240
At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	30,389,281	34,360,510
Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	10,227,027	8,094,109
Up to 3 Months [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	296,347	1,172,875
Up to 3 Months [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	8,246,819	8,117,458
Up to 3 Months [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	191,098	78,311
From 3 Months to 1 Year [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	358,233	209,172
From 3 Months to 1 Year [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	2,599,972	3,683,466
From 3 Months to 1 Year [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	343,670	296,699
From 1 to 3 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	348,755	746,115
From 1 to 3 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	4,088,478	4,804,229
From 1 to 3 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,456,530	1,641,340
From 3 to 5 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	257,643	136,444
From 3 to 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	4,374,806	4,111,276
From 3 to 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	459,604	459,363
More than 5 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	694,779	1,020,840
More than 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	10,742,851	13,266,254
More than 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	7,776,125	5,618,396
Without Maturity [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	2,241,802	2,633,794
Without Maturity [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	336,355	377,827
Without Maturity [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 0	S/ 0